Description of Plan - Additional Information (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) Age Hours	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Participant age required for participation eligibility | Age	18
EBP, Days of service required for participation eligibility	90 days
EBP, Employer matching contributions participation eligibility service years	1 year
EBP, Employer profit sharing contributions participation eligibility service years	1 year
EBP, Employer profit sharing contributions participation eligibility service hours | Hours	1,000
EBP, Participant contribution, pretax, maximum annual compensation to total compensation, percentage	75.00%
EBP, Participant contribution, automatic, deferral rate	5.00%
EBP, Employer contribution, matching percentage	100.00%
EBP, Employer contribution, participant compensation matched, percentage	5.00%
Employee benefit plan participant retirement disability or death vesting percentage	100.00%
EBP, Employer profit sharing contributions vesting period	5 years
EBP, Employer profit sharing contributions vesting percentage	20 years
EBP, Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan note receivable from participant account maximum borrowing amount description	$50,000 or 50% of their pretax and rollover account balance, whichever is less
Employee benefit plan note receivable from participant account borrowing standardize percentage.	prime rate plus one percent
EBP, Forfeited nonvested account	$ 2,108,392	$ 2,024,341
Ebp, Forfeited nonvested account, decrease from employer contribution	$ 3,500,000